Pensions And Postretirement Benefit Plans (Schedule Of Pension Plan Assets At Fair Value) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	$ 146.6	$ 141.6
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	0	0
Significant Observable Inputs (Level 2) [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	146.6	141.6
Significant Unobservable Inputs (Level 3) [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	0	0
U.S. Equity Securities [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	71.8	70.3
U.S. Equity Securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	0	0
U.S. Equity Securities [Member] | Significant Observable Inputs (Level 2) [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	71.8	70.3
U.S. Equity Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	0	0
International Equity Securities [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	22.6	25.3
International Equity Securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	0	0
International Equity Securities [Member] | Significant Observable Inputs (Level 2) [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	22.6	25.3
International Equity Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	0	0
U.S. Debt Securities [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	22.0	18.5
U.S. Debt Securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	0	0
U.S. Debt Securities [Member] | Significant Observable Inputs (Level 2) [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	22.0	18.5
U.S. Debt Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	0	0
International Debt Securities [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	22.4	19.3
International Debt Securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	0	0
International Debt Securities [Member] | Significant Observable Inputs (Level 2) [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	22.4	19.3
International Debt Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	0	0
Real Estate and Other Investments [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	1.6	1.6
Real Estate and Other Investments [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	0	0
Real Estate and Other Investments [Member] | Significant Observable Inputs (Level 2) [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	1.6	1.6
Real Estate and Other Investments [Member] | Significant Unobservable Inputs (Level 3) [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	0	0
Cash And Cash Equivalents [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	6.2	6.6
Cash And Cash Equivalents [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	0	0
Cash And Cash Equivalents [Member] | Significant Observable Inputs (Level 2) [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	6.2	6.6
Cash And Cash Equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	$ 0	$ 0